Other Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 1,122,247	¥ 907,671
Collateral provided for derivative transactions	466,420	742,307
Prepaid pension cost	403,654	153,414
Miscellaneous receivables	315,037	120,322
Margins provided for futures contracts	147,376	99,844
Security deposits	121,675	102,031
Loans held for sale	58,745	9,820
Other	563,841	466,542
Total	3,198,995	2,601,951
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,325,455	1,560,345
Guaranteed trust principal	591,647	535,720
Miscellaneous payables	473,028	260,665
Collateral accepted for derivative transactions	432,820	503,101
Factoring amounts owed to customers	382,189	375,933
Margins accepted for futures contracts	289,381	199,930
Unearned income	141,735	141,189
Other	785,768	791,243
Total	¥ 4,422,023	¥ 4,368,126